Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.23%
Aerospace & Defense–1.35%
Northrop Grumman Corp.	332,062	$148,352,019
Air Freight & Logistics–1.15%
United Parcel Service, Inc., Class B(b)	893,079	126,727,910
Apparel Retail–0.86%
TJX Cos., Inc. (The)(b)	996,309	94,559,687
Apparel, Accessories & Luxury Goods–0.58%
Cie Financiere Richemont S.A. (Switzerland)	427,632	63,518,123
Application Software–1.02%
Intuit, Inc.(b)	177,010	111,751,723
Asset Management & Custody Banks–1.05%
BlackRock, Inc.	148,876	115,276,176
Building Products–0.94%
Johnson Controls International PLC	1,963,943	103,480,157
Cable & Satellite–1.47%
Comcast Corp., Class A	3,466,083	161,311,503
Construction Machinery & Heavy Transportation Equipment– 0.98%
Caterpillar, Inc.(b)	359,788	108,047,934
Construction Materials–1.48%
CRH PLC	2,273,252	163,128,564
Consumer Finance–1.10%
American Express Co.	599,997	120,443,398
Consumer Staples Merchandise Retail–3.65%
Target Corp.	677,581	94,237,966
Walmart, Inc.	1,859,668	307,310,137
		401,548,103
Distillers & Vintners–0.97%
Constellation Brands, Inc., Class A	433,213	106,171,842
Diversified Banks–6.29%
Fifth Third Bancorp(b)	1,973,742	67,580,926
JPMorgan Chase & Co.(b)	1,961,178	341,950,996
PNC Financial Services Group, Inc. (The)	923,716	139,675,096
Wells Fargo & Co.	2,849,503	142,988,061
		692,195,079
Electric Utilities–3.54%
American Electric Power Co., Inc.	1,311,273	102,462,872
Entergy Corp.	1,618,172	161,428,839
PPL Corp.	4,777,349	125,166,544
		389,058,255
Electrical Components & Equipment–1.64%
ABB Ltd. (Switzerland)	2,185,290	92,463,559
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	263,341	$88,369,339
		180,832,898
Electronic Manufacturing Services–1.46%
TE Connectivity Ltd.(b)	1,128,511	160,462,979
Financial Exchanges & Data–1.08%
CME Group, Inc., Class A	577,828	118,940,116
Food Distributors–1.16%
Sysco Corp.(b)	1,570,743	127,120,231
Health Care Equipment–5.91%
Becton, Dickinson and Co.(b)	920,145	219,739,828
Medtronic PLC	1,680,230	147,087,334
Stryker Corp.(b)	341,230	114,475,840
Zimmer Biomet Holdings, Inc.(b)	1,347,219	169,210,706
		650,513,708
Health Care Services–1.72%
CVS Health Corp.(b)	2,540,952	188,970,600
Home Improvement Retail–1.37%
Lowe’s Cos., Inc.(b)	708,905	150,883,340
Household Products–1.86%
Colgate-Palmolive Co.	2,431,808	204,758,234
Human Resource & Employment Services–0.94%
Automatic Data Processing, Inc.	422,877	103,934,709
Industrial Conglomerates–1.41%
General Electric Co.	1,168,201	154,693,176
Industrial Machinery & Supplies & Components–1.41%
Parker-Hannifin Corp.	333,222	154,781,619
Industrial REITs–1.53%
Prologis, Inc.(b)	1,324,294	167,774,807
Integrated Oil & Gas–3.31%
Chevron Corp.	2,470,824	364,273,582
Integrated Telecommunication Services–1.13%
Deutsche Telekom AG (Germany)	5,044,511	123,831,693
Interactive Home Entertainment–0.80%
Electronic Arts, Inc.	640,496	88,119,440
Investment Banking & Brokerage–3.30%
Charles Schwab Corp. (The)	2,002,543	126,000,005
Morgan Stanley	2,720,995	237,379,604
		363,379,609
IT Consulting & Other Services–1.65%
Accenture PLC, Class A	498,635	181,443,304
Life Sciences Tools & Services–1.11%
Thermo Fisher Scientific, Inc.	227,327	122,524,706

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Movies & Entertainment–1.57%
Walt Disney Co. (The)	1,803,179	$173,195,343
Multi-line Insurance–1.85%
American International Group, Inc.	2,925,500	203,351,505
Multi-Utilities–2.90%
Ameren Corp.(b)	982,669	68,364,282
Public Service Enterprise Group, Inc.	2,752,822	159,636,148
WEC Energy Group, Inc.(b)	1,122,906	90,685,889
		318,686,319
Oil & Gas Exploration & Production–3.96%
ConocoPhillips	2,076,828	232,334,749
EQT Corp.	2,137,668	75,673,447
Marathon Oil Corp.	5,561,434	127,078,767
		435,086,963
Packaged Foods & Meats–1.01%
Nestle S.A. (Switzerland)	973,813	110,966,504
Personal Care Products–0.74%
L’Oreal S.A. (France)	169,546	81,136,919
Pharmaceuticals–6.57%
AstraZeneca PLC (United Kingdom)	1,255,498	166,449,957
Johnson & Johnson(b)	1,666,853	264,862,942
Merck & Co., Inc.	2,412,688	291,404,456
		722,717,355
Property & Casualty Insurance–1.16%
Hartford Financial Services Group, Inc. (The)(b)	1,469,381	127,777,372
Rail Transportation–1.79%
Union Pacific Corp.(b)	808,370	197,185,694
Regional Banks–0.66%
M&T Bank Corp.(b)	521,659	72,041,108
Restaurants–2.96%
McDonald’s Corp.	692,561	202,726,456
Starbucks Corp.	1,317,702	122,585,817
		325,312,273
Semiconductor Materials & Equipment–0.85%
Lam Research Corp.	113,100	93,326,727
Semiconductors–2.59%
Analog Devices, Inc.	1,170,317	225,122,178
Broadcom, Inc.	50,459	59,541,620
		284,663,798
Shares		Value
Specialty Chemicals–2.18%
DuPont de Nemours, Inc.	1,853,608	$114,552,974
PPG Industries, Inc.	889,288	125,425,180
		239,978,154
Systems Software–2.29%
Microsoft Corp.	634,026	252,076,057
Timber REITs–0.82%
Weyerhaeuser Co.	2,744,893	89,950,144
Tobacco–2.18%
Philip Morris International, Inc.	2,644,351	240,239,288
Transaction & Payment Processing Services–1.93%
Visa, Inc., Class A(b)	777,932	212,577,698
Total Common Stocks & Other Equity Interests (Cost $8,393,539,328)		10,693,078,445
Money Market Funds–2.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	93,157,694	93,157,694
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	66,510,789	66,550,696
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	106,465,936	106,465,936
Total Money Market Funds (Cost $266,157,939)		266,174,326
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $8,659,697,267)		10,959,252,771
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.21%
Invesco Private Government Fund, 5.29%(c)(d)(e)	68,198,405	68,198,405
Invesco Private Prime Fund, 5.52%(c)(d)(e)	175,244,655	175,367,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $243,546,180)		243,565,731
TOTAL INVESTMENTS IN SECURITIES–101.86% (Cost $8,903,243,447)		11,202,818,502
OTHER ASSETS LESS LIABILITIES—(1.86)%		(204,912,399)
NET ASSETS–100.00%		$10,997,906,103
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,276,421	$237,078,816	$(258,197,543)	$-	$-	$93,157,694	$1,232,236
Invesco Liquid Assets Portfolio, Institutional Class	81,621,747	169,342,010	(184,426,817)	2,418	11,338	66,550,696	911,429
Invesco Treasury Portfolio, Institutional Class	130,601,624	270,947,219	(295,082,907)	-	-	106,465,936	1,406,650
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,569,365	72,800,970	(95,171,930)	-	-	68,198,405	815,691*
Invesco Private Prime Fund	232,953,581	184,209,706	(241,898,083)	12,067	90,055	175,367,326	2,192,390*
Total	$650,022,738	$934,378,721	$(1,074,777,280)	$14,485	$101,393	$509,740,057	$6,558,396

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,054,711,690	$638,366,755	$—	$10,693,078,445
Money Market Funds	266,174,326	243,565,731	—	509,740,057
Total Investments	$10,320,886,016	$881,932,486	$—	$11,202,818,502
Invesco Diversified Dividend Fund